REINSURANCE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2016	2015	2014
		(In millions)
Direct premiums	$824	$794	$817
Reinsurance assumed	206	207	211
Reinsurance ceded	(176)	(173)	(181)
Premiums	$854	$828	$847
Policy charges and fee income ceded	$640	$645	$630
Policyholders’ Benefits Ceded	$942	$527	$726

Schedule Of Net Incurred Benefits And Benefits Paid For Individual DI And Major Medical Policies
Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

	2016	2015	2014
	(In millions)
Incurred benefits related to current year	$7	$11	$14
Incurred benefits related to prior years	15	22	16
Total Incurred Benefits	$22	$33	$30
Benefits paid related to current year	$17	$18	$20
Benefits paid related to prior years	15	13	11
Total Benefits Paid	$32	$31	$31